Stock-based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Granted, Weighted average grant-date fair value	$ 4.50	$ 4.55
Stock Compensation Plan [Member]
Non-vested, Number of options - Beginning balace	577,370
Non-vested, Number of options Granted	382,900	260,000
Non-vested, Number of options Vested	(410,814)
Non-vested, Number of options Forfeited	(36,672)
Non-vested, Number of options - Ending balace	512,784	577,370
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 3.19
Granted, Weighted average grant-date fair value	4.50
Vested, Weighted average grant-date fair value	3.42
Forfeited, Weighted average grant-date fair value	3.41
Non-vested, Weighted average grant-date fair value- Ending balace	$ 3.96	$ 3.19